FINANCIAL RISK MANAGEMENT - Schedule of fair value on revaluation derivatives (Details) - Recurring Fair Value Measurement - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management [Line Items]
Liabilities	$ 0	$ 165
Other financial liabilities
Financial Risk Management [Line Items]
Liabilities	0	165
Level 3
Financial Risk Management [Line Items]
Liabilities	0	165
Level 3 | Other financial liabilities
Financial Risk Management [Line Items]
Liabilities	$ 0	$ 165